Other Income	12 Months Ended
Dec. 31, 2024
Disclosure of Other Operating Income [Abstract]
Other Income
22.	Other Income
This caption includes the following:

In thousands of soles	2024	2023	2022
Income for parking (a)	5,087	3,807	3,227
Indemnification for claims	1,480	800	1,551
Investment property rentals	16,406	15,759	4,374
Increase in fair value of investment property	161	116	173
Receivable recoveries (b)	7,043	8,893	10,743
Tax recoveries	—	—	20
Other income for derecognition of other accounts payables to former shareholders (d)	46,613	—	—
Other income for reversal of contingent consideration	—	4,095	—
Gain on sale of property, furniture and equipment	118	4,307	111
Debt forgiveness and donations received	—	12	—
Others (c)	10,678	12,324	1,459

	87,586	50,113	21,658

(a)	Corresponds to the administration, parking and valet parking services provided by the clinics. Income for parking is recognized once the service has been rendered.
(b)	Mainly corresponds to recoveries of receivables that were expected as uncollectable at the acquisition date of Oncomedica S.A.
(c)	Mainly corresponds to income from food services (cafeteria), income from teaching services and other miscellaneous income of the Mexican Component.
(d)
This caption includes S/ 46,613 thousand for the derecognition of a portion of other account payables to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA). These other account payable corresponds to the Holdback at the acquisition of OCA to compensate to Group for any subsequent indemnification (note 17).

The movement of account payables to former shareholders is the following:

In thousands of soles	Note	2024	2023
Balances as of January 1,		85,265	90,134
Interest expense		4,896	4,290
Payments		(30,011)	(1,368)
Reversal		(46,613)	—
Hospital y Clínica OCA’s purchase price adjustment (*)		—	(8,193)
Transfer from Contingent consideration	17(d)	17,178	—
Acquired through business combination		—	1,347
Exchange difference		1,206	(945)

Balances as of December 31		31,921	85,265

(*)
In June 2023, the Group adjusted the purchase price of the acquisition of Hospital y Clínica OCA performed in October 2022 in accordance with the acquisition Share Purchase Agreement for S/ 8,193 thousand.